Summary of Significant Accounting Policies - Additional Information (Detail) - Segment	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2020
Significant Accounting Policies [Line Items]
Reportable segments	3
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	75.87
Retail Loans | Personal Loans, Credit Card Receivables, Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period		150 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period		720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period		customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period		150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period		1083 days
HDFC Group [Member] | Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights in which bank consolidates subsidiary	50.00%